Segment and geographic information - Schedule of property and equipment by geographic information (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	$ 6,356	$ 6,090
Israel
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	5,389	5,522
Other
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	$ 967	$ 568